Income Taxes (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax rate	34.00%
Net operating loss carryforwards	$ 263	$ 263
Net operating loss carryforwards, expiration date		2032